Note 18 Other Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 1,568	€ 1,449	€ 1,379
Computer software [member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	1,535	1,393	1,239
Intangible Assets With Indefinite Useful Life
Other intangible assets [Line Items]
Intangible assets other than goodwill	8	13	12
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 25	€ 43	€ 128